Equity-Based Compensation - Additional Information (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 27,036	$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares)	4,759,375
Aggregate grant date fair value	$ 62,100
Vested in period (in shares)	1,952,685
Nonvested awards (in shares)	2,806,690			0
Award vesting period	2 years
Vested in period, fair value	$ 25,500
Equity-based compensation	27,000
Cost not yet recognized	$ 35,100
Period for recognition	1 year 10 months 24 days
Restricted Stock Units (RSUs) | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs, settled in cash (in shares)			100,000